Lease Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Summary of quantitative information about lease liabilities

	March 31, 2022	December 31, 2021
Balance, January 1	$57,014	$61,926
Additions	1,199	9,721
Lease interest	695	3,029
Payments made against lease liabilities	(4,208)	(17,244)
Currency translation effects and other	(257)	(418)

Closing balance	$54,443	$57,014

Current portion of lease liabilities	$13,286	$13,906
Non-current portion of lease liabilities	41,157	43,108

	$54,443	$57,014

December 31,	2021	2020
Balance, January 1	$61,926	$67,000
Additions	9,721	8,065
Lease interest	3,029	3,371
Payments made against lease liabilities	(17,244)	(16,141)
Currency translation effects and other	(418)	(369)

Closing balance	$57,014	$61,926

Current portion of lease liabilities	$13,906	$14,693
Non-current portion of lease liabilities	43,108	47,233

	$57,014	$61,926

Summary of future minimum lease payments	Future minimum lease payments under
non-cancellable
leases were as follows:

March 31, 2022
2022	$11,487
2023	11,566
2024	8,436
2025	6,380
2026	4,608
Thereafter	22,819

$65,296
Less:
Imputed interest	10,684
Short-term leases	160
Low-value leases	9

$54,443

Future minimum lease payments under
non-cancellable
leases is as follows:

December 31, 2021
2022	$15,448
2023	11,167
2024	8,192
2025	6,313
2026	4,561
Thereafter	22,817

$68,498
Less:
Imputed interest	11,273
Short-term leases	165
Low-value leases	46

$57,014